Financial instruments and risk management - Net borrowings interest rate profile (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 12,109	£ 13,246	£ 11,277
Net borrowings interest rate	100.00%	100.00%
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 9,278	£ 9,213
Net borrowings interest rate	77.00%	70.00%
Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 2,521	£ 3,746
Net borrowings interest rate	21.00%	28.00%
Impact of financial derivatives and fair value adjustments
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ (53)	£ (183)
Net borrowings interest rate	(1.00%)	(1.00%)
Lease liabilities
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 363	£ 470
Net borrowings interest rate	3.00%	3.00%